Simple Agreement for Future Equity ("SAFE")	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Simple Agreement for Future Equity ("SAFE").
Simple Agreement for Future Equity ("SAFE")

Note 5. Simple Agreement for Future Equity (“SAFE”)

During the year ended December 31, 2021, the Company entered into a SAFE with an investor, and received proceeds of $5.0 million. Under the terms of the SAFE, the investor has the right to participate in future equity financings of the Company.

The number of shares to be received by the SAFE investor was based on a 50% discount of the pricing in the triggering equity financing and includes a post money valuation cap of $150.0 million. In a liquidity or dissolution event, the investors right to receive cash out was junior to payment of outstanding indebtedness and creditor claims, on par for other SAFE agreements and/or preferred stock, and senior to payments for common stock. The SAFE had no interest rate or maturity date, the SAFE investor had no voting rights prior to conversion, and if the Company paid a dividend on outstanding shares of common stock while the SAFE was outstanding, the SAFE investor would have received the same dividend.

On August 2, 2022, the fair value of the SAFE was approximately $4.7 million and the SAFE was converted into 100,000 shares of Series X preferred stock. During the three and nine months ended September 30, 2022, the Company recognized a $5.3 million loss on conversion of the SAFE (See Note 8).

Note 6. Simple Agreement for Future Equity (“SAFE”)

During the year ended December 31, 2021, the Company entered into a SAFE with an investor, and received proceeds of $5.0 million. Under the terms of the SAFE, the investor has the right to participate in future equity financings of the Company.

The number of shares to be received by the SAFE investor is based on a 50% discount of the pricing in the triggering equity financing and includes a post money valuation cap of $150.0 million. In a liquidity or dissolution event, the investors right to receive cash out is junior to payment of outstanding indebtedness and creditor claims, on par for other SAFE agreements and/or preferred stock, and senior to payments for common stock. The SAFE has no interest rate or maturity date, the SAFE investor has no voting rights prior to conversion, and if the Company pays a dividend on outstanding shares of common stock while the SAFE is outstanding, the SAFE investor will receive the same dividend.

As of December 31, 2021, the SAFE had not yet converted as a qualifying financing had not yet occurred. Pursuant to the guidance under ASC 480, Distinguishing Liabilities from Equity, the Company determined that the value of the SAFE should be recorded as a liability in the accompanying balance sheets (See Note 3).